LONG-TERM DEBT AND CREDIT FACILITIES - Other (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Long-term debt
Principal amount	$ 1,746.3
Letters of credit and surety bonds	1,735.0	$ 1,732.6
EDC
Long-term debt
Maximum borrowing	300.0
Loan amount utilized	227.4	215.2
Letters of credit and surety bonds	$ 161.5	230.2
EDC | Minimum
Long-term debt
Borrowing fees	0.95%
Surety bonds
Long-term debt
Principal amount	$ 264.4	$ 254.7
Fees incured (as a percentage)	0.70%